UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00523
BNY Mellon Large Cap Securities Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
6/30/26
ITEM 1 - Reports to Stockholders
BNY Mellon Large Cap Securities Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
June 30, 2026
Ticker – DREVX
This semi-annual shareholder report contains important information about BNY Mellon Large Cap Securities Fund, Inc. (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Large Cap Securities Fund, Inc.	$35	0.68%*
*	Annualized.
KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,408	51	16.34%
Portfolio Holdings (as of 6/30/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
36.5%
Financials
14.5%
Industrials
13.5%
Health Care
9.7%
Communication Services
9.5%
Consumer Discretionary
7.6%
Consumer Staples
3.0%
Energy
2.5%
Utilities
2.0%
Materials
1.0%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0026SA0626

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Large Cap Securities Fund, Inc.
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
June 30, 2026

Class	Ticker
Single Share	DREVX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Large Cap Securities Fund, Inc.
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8%
Banks — 7.1%
Bank of America Corp.	778,570	44,362,918
Fifth Third Bancorp	571,186	32,197,755
First Horizon Corp.	1,161,045	29,769,194
JPMorgan Chase & Co.	194,963	63,817,239
		170,147,106
Capital Goods — 13.5%
AMETEK, Inc.	178,184	43,109,837
Axon Enterprise, Inc.(a)	45,087	25,276,223
Carrier Global Corp.	338,857	24,855,161
Dover Corp.	100,704	22,585,893
GE Vernova, Inc.	53,402	62,739,874
Howmet Aerospace, Inc.	174,187	46,831,917
Hubbell, Inc.	58,446	30,578,947
Ingersoll Rand, Inc.	468,544	38,415,923
Trane Technologies PLC	63,428	31,153,296
		325,547,071
Consumer Discretionary Distribution & Retail — 6.6%
Amazon.com, Inc.(a)	524,692	125,055,091
The TJX Companies, Inc.	229,264	34,733,496
		159,788,587
Consumer Durables & Apparel — 1.0%
Ralph Lauren Corp.	58,165	23,348,013
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.	459,523	52,045,575
Energy — 2.5%
Diamondback Energy, Inc.	69,720	12,255,382
EQT Corp.	242,615	12,899,840
Phillips 66	93,846	15,864,666
SLB Ltd.	423,337	19,680,937
		60,700,825
Financial Services — 4.9%
CME Group, Inc.	89,905	19,853,721
Mastercard, Inc., Cl. A	77,191	39,645,298
The Goldman Sachs Group, Inc.	57,577	58,231,650
		117,730,669
Health Care Equipment & Services — 4.1%
Edwards Lifesciences Corp.(a)	235,612	21,313,462
IDEXX Laboratories, Inc.(a)	47,648	25,083,813
UnitedHealth Group, Inc.	123,167	51,191,900
		97,589,175
Household & Personal Products — .9%
The Estee Lauder Companies, Inc., Cl. A	265,470	20,958,856
Insurance — 2.5%
Aon PLC, Cl. A	78,230	25,948,109
Assurant, Inc.	130,061	34,925,280
		60,873,389
Materials — .9%
International Paper Co.	598,316	22,795,840

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.8% (continued)
Media & Entertainment — 9.5%
Alphabet, Inc., Cl. C	452,463	159,868,752
Meta Platforms, Inc., Cl. A	120,618	67,942,913
		227,811,665
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
Gilead Sciences, Inc.	252,456	31,895,291
Insmed, Inc.(a)	172,071	18,346,210
Johnson & Johnson	225,818	57,350,998
Thermo Fisher Scientific, Inc.	56,845	28,499,809
		136,092,308
Semiconductors & Semiconductor Equipment — 19.8%
Marvell Technology, Inc.	136,647	40,705,775
Micron Technology, Inc.	70,311	81,159,284
NVIDIA Corp.	1,239,838	248,079,185
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	95,659	45,683,869
Texas Instruments, Inc.	207,744	61,922,254
		477,550,367
Software & Services — 9.0%
CrowdStrike Holdings, Inc., Cl. A(a)	51,551	39,340,630
Microsoft Corp.	346,714	129,331,256
Shopify, Inc., Cl. A(a)	174,741	19,951,928
Synopsys, Inc.(a)	65,145	29,059,230
		217,683,044
Technology Hardware & Equipment — 7.7%
Apple, Inc.	489,909	141,760,068
Western Digital Corp.	66,602	42,540,030
		184,300,098
Utilities — 2.0%
Constellation Energy Corp.	104,230	25,887,605
Dominion Energy, Inc.(b)	321,008	21,921,636
		47,809,241
Total Equity Securities - Common Stocks (cost $1,111,299,861)		2,402,771,829

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $7,321,164)	3.70	7,321,164	7,321,164
Total Investments (cost $1,118,621,025)		100.1%	2,410,092,993
Liabilities, Less Cash and Receivables		(.1%)	(2,245,021)
Net Assets		100.0%	2,407,847,972

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $21,702,357 and the value of the collateral was
$22,425,308, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2025	Purchases ($)†	Sales ($)	Value ($) 6/30/2026	Dividends/ Distributions ($)
Registered Investment Companies - .3%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	7,432,298	102,002,261	(102,113,395)	7,321,164	186,987
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	91,127,956	(91,127,956)	-	16,351††
Total - .3%	7,432,298	193,130,217	(193,241,351)	7,321,164	203,338

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $21,702,357)—Note 1(c):
Unaffiliated issuers	1,111,299,861	2,402,771,829
Affiliated issuers	7,321,164	7,321,164
Dividends and securities lending income receivable		749,432
Receivable for shares of Common Stock subscribed		52,519
Tax reclaim receivable—Note 1(b)		4,418
Prepaid expenses		31,828
		2,410,931,190
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,326,858
Cash overdraft due to Custodian denominated in foreign currency	141,450	141,450
Payable for shares of Common Stock redeemed		1,516,610
Directors’ fees and expenses payable		7,596
Other accrued expenses		90,704
		3,083,218
Net Assets ($)		2,407,847,972
Composition of Net Assets ($):
Paid-in capital		1,052,268,444
Total distributable earnings (loss)		1,355,579,528
Net Assets ($)		2,407,847,972
Shares Outstanding
(500 million shares of $1 par value Common Stock authorized)		117,072,828
Net Asset Value Per Share ($)		20.57
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $34,836 foreign taxes withheld at source):
Unaffiliated issuers	11,116,055
Affiliated issuers	186,987
Affiliated income net of rebates from securities lending—Note 1(c)	16,351
Interest	8
Total Income	11,319,401
Expenses:
Management fee—Note 3(a)	7,376,533
Shareholder servicing costs—Note 3(b)	254,118
Professional fees	55,637
Directors’ fees and expenses—Note 3(c)	45,383
Loan commitment fees—Note 2	28,265
Registration fees	22,880
Chief Compliance Officer fees—Note 3(b)	20,353
Prospectus and shareholders’ reports	18,602
Custodian fees—Note 3(b)	12,668
Shareholder and regulatory reports service fees—Note 3(b)	8,500
Miscellaneous	15,322
Total Expenses	7,858,261
Net Investment Income	3,461,140
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	64,770,284
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	78,041,846
Net Realized and Unrealized Gain (Loss) on Investments	142,812,130
Net Increase in Net Assets Resulting from Operations	146,273,270
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025

Operations ($):
Net investment income	3,461,140	3,945,576
Net realized gain (loss) on investments	64,770,284	246,071,570
Net change in unrealized appreciation (depreciation) on investments	78,041,846	87,478,311
Net Increase (Decrease) in Net Assets Resulting from Operations	146,273,270	337,495,457
Distributions ($):
Distributions to shareholders	(20,996,430)	(285,896,790)
Capital Stock Transactions ($):
Net proceeds from shares sold	18,196,577	70,501,674
Distributions reinvested	19,261,404	261,951,358
Cost of shares redeemed	(117,838,374)	(443,420,818)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(80,380,393)	(110,967,786)
Total Increase (Decrease) in Net Assets	44,896,447	(59,369,119)
Net Assets ($):
Beginning of Period	2,362,951,525	2,422,320,644
End of Period	2,407,847,972	2,362,951,525
Capital Share Transactions (Shares):
Shares sold	938,971	3,681,946
Shares issued for distributions reinvested	1,058,683	14,085,181
Shares redeemed	(6,010,845)	(23,925,130)
Net Increase (Decrease) in Shares Outstanding	(4,013,191)	(6,158,003)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.51	19.04	16.30	13.09	16.69	14.74
Investment Operations:
Net investment income(a)	.03	.03	.05	.06	.06	.06
Net realized and unrealized gain (loss) on investments	1.21	2.95	4.39	3.98	(3.03)	3.79
Total from Investment Operations	1.24	2.98	4.44	4.04	(2.97)	3.85
Distributions:
Dividends from net investment income	(.03 )	(.03 )	(.05 )	(.06 )	(.06 )	(.05 )
Dividends from net realized gain on investments	(.15 )	(2.48)	(1.65)	(.77 )	(.57 )	(1.85)
Total Distributions	(.18 )	(2.51)	(1.70)	(.83 )	(.63 )	(1.90)
Net asset value, end of period	20.57	19.51	19.04	16.30	13.09	16.69
Total Return (%)	6.46 (b)	16.69	27.34	31.06	(17.90)	27.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68 (c)	.69	.69	.71	.71	.70
Ratio of net expenses to average net assets	.68 (c)	.69 (d)	.68 (d)	.69 (d)	.71 (d)	.70
Ratio of net investment income to average net assets	.30 (c)	.17 (d)	.24 (d)	.40 (d)	.41 (d)	.35
Portfolio Turnover Rate	16.34 (b)	26.04	27.75	29.08	18.20	17.70
Net Assets, end of period ($ x 1,000)	2,407,848	2,362,952	2,422,321	2,003,768	1,458,884	1,835,957

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Large Cap Securities Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the fund’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,402,771,829	—	—	2,402,771,829
Investment Companies	7,321,164	—	—	7,321,164
	2,410,092,993	—	—	2,410,092,993

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of June 30, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended June 30, 2026, BNY earned $2,232 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of June 30, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	21,702,357
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(21,702,357)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
As of and during the period ended June 30, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2025 were as follows: ordinary income $3,958,131 and long-term capital gains $281,938,659. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly, based on the following annual percentages of the value of the fund’s average daily net assets: .65% of the first $1.5 billion; .625% of the next $500 million; .60% of the next $500 million; and .55% over $2.5 billion. The effective management fee rate during the period ended June 30, 2026 was .64%.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .312% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2026, the fund was charged $86,079 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2026, the fund was charged $12,668 pursuant to the custody agreement.
During the period ended June 30, 2026, the fund was charged $20,353 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended June 30, 2026, the Custodian was compensated $8,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $1,256,947, Custodian fees of $10,000, Chief Compliance Officer fees of $5,811, Transfer Agent fees of $45,600 and shareholder and regulatory reports service fees of $8,500.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2026, amounted to $380,985,310 and $478,081,784, respectively.
At June 30, 2026, accumulated net unrealized appreciation on investments was $1,291,471,968, consisting of $1,321,106,161 gross unrealized appreciation and $29,634,193 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $65,736.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0026NCSRSA0626

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Large Cap Securities Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 18, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 18, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)